Derivative Financial Instruments (Details 3) - USD ($) $ in Millions	12 Months Ended
	Apr. 30, 2016	Apr. 30, 2015	Apr. 30, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Net (losses) gains on mark-to-market valuation of unallocated derivative positions	$ (29.6)	$ (39.7)	$ 8.5
Net losses (gains) on derivative positions reclassified to segment operating profit	41.6	15.2	(3.2)
Unallocated derivative gains (losses)	$ 12.0	$ (24.5)	$ 5.3